Fair value measurements and valuation processes	6 Months Ended
Jun. 30, 2025
Disclosure Of Fair Value Measurement [Abstract]
Fair value measurements and valuation processes	11. Fair value measurements and valuation processes
The Group held certain financial instruments at fair value at 30 June 2025. The definitions and valuation techniques employed for these as at 30 June 2025 are consistent with those used at 31 December 2024 and disclosed in Note 26 on pages 331 to 335 of the Group’s Annual Report and Accounts and Form 20-F for the year ended 31 December 2024:
–Level 1 financial instruments are traded in an active market and fair value is based on quoted prices at the period end.
–Level 2 financial instruments are not traded in an active market, but the fair values are based on quoted market prices, broker/
dealer quotations, or alternative pricing sources with reasonable levels of price transparency. The Group’s level 2 financial instruments include OTC derivatives.
–The fair values of level 3 financial instruments have been determined using a valuation technique where at least one input
(which could have a significant effect on the instrument's valuation) is not based on observable market data. The Group’s level 3 financial instruments primarily consist of an equity investment in an unquoted entity, interest free loans and other treasury products which are valued using the discounted cash flows of estimated future cash flows.
The values of assets and liabilities at fair value have changed since 31 December 2024, mainly due to the ITC Hotels demerger from ITC which, as discussed on page 27, resulted in the recognition of a new investment in ITC Hotels.  The categorisation of these assets and liabilities in accordance with the disclosure requirements of IFRS 7 Financial Instruments has not materially changed. The values of level 1 assets and level 3 assets are £1,069 million and £157 million, respectively, at 30 June 2025 (30 June
2024: £583 million and £235 million, respectively, and 31 December 2024: £447 million and £212 million, respectively).
Level 2 assets and liabilities are shown below.

	As at 30 June		As at 31 December
	2025	2024	2024
	£m	£m	£m
Assets at fair value
Derivatives relating to
– interest rate swaps	59	5	11
– cross-currency swaps	110	93	100
– forward foreign currency contracts	274	161	185
Assets at fair value	443	259	296

Liabilities at fair value
Derivatives relating to
– interest rate swaps	117	227	270
– cross-currency swaps	14	10	16
– forward foreign currency contracts	207	82	131
– embedded derivative relating to associates	—	17	7
Liabilities at fair value	338	336	424
Borrowings are carried at amortised cost. The fair value of borrowings is estimated to be £33,495 million (30 June 2024:
£37,031 million; 31 December 2024: £34,596 million). The value of other assets and liabilities held at amortised cost are not materially different from their fair values.